Offerings - Offering: 1	Mar. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	90.49
Maximum Aggregate Offering Price	$ 31,671,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,848.91
Offering Note
(1)
American Depositary Receipts evidencing American Depositary Shares issuable upon request after expiration of the three-year lock-up
period on deposit of the Ordinary Shares, nominal value €2.00 per share (“Ordinary Shares”), have been registered pursuant to a separate Registration Statement on Form
F-6
(Registration
No. 333-192032
and Registration
No.
333-276123
).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), based upon a 20% discount from the average of the high and low prices of the Registrant’s Ordinary Shares on Euronext Paris on March 25, 2025 and converted at the noon buying rate of €1=$1.082 on March 25, 2025. The 20% discount represents the discount on the “Reference Price” offered to Participants pursuant to the Action 2025 Shareholding Plan (the “Plan”).

(3)
This Registration Statement covers up to 350,000
Ordinary Shares that may be sold to eligible employees under the Plan. The amount being registered also includes an indeterminate number of shares of Ordinary Shares that may be offered as a result of stock splits, stock dividends and anti-dilution provisions and other terms, in each case in accordance with Rule 416, under the Securities Act.